SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Sales	$ 43,978	$ 35,536
Flat products
Disclosure of products and services [line items]
Sales	25,208	19,418
Long products
Disclosure of products and services [line items]
Sales	9,682	8,380
Tubular products
Disclosure of products and services [line items]
Sales	1,477	1,045
Mining products
Disclosure of products and services [line items]
Sales	837	839
Others
Disclosure of products and services [line items]
Sales	$ 6,774	$ 5,854